UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30. 2010
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Edmond, OK	 	August 4,2010
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	35
					---------------------
						127382
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER			CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   VOTING 	AUTHORITY																							CALL	DISC	SOLE	NONE
A F L A C Inc                	Com	1055102		2745	64346	SH		SOLE	62606	1740
A T & T Inc New              	Com	00206R102 	343	14219	SH		SOLE	12664	1555
Abbott Laboratories          	Com	2824100		4361	93239	SH		SOLE	90586	2653
Accenture Ltd Cl A           	Com	G1150G111 	5659	146419	SH		SOLE	142308	4111
Amgen Incorporated           	Com	31162100	4003	76114	SH		SOLE	73640	2474
Bank Of New York Co New      	Com	64058100	4132	167395	SH		SOLE	162633	4762
Berkshire Hathaway Cl B      	Com	84670702	6147	77137	SH		SOLE	75183	1954
Bristol-Myers Squibb Co      	Com	110122108	4235	169812	SH		SOLE	164928	4884
Cabelas Inc                  	Com	126804301	1880	133014	SH		SOLE	128770	4244
Chevron Corporation          	Com	166764100	1582	23321	SH		SOLE	22752	569
Comcast Cp New Cl A Spl      	Com	20030N200 	1635	99532	SH		SOLE	95787	3745
Covance Inc                  	Com	222816100	513	10000	SH		SOLE	10000	0
Disney Walt Co               	Com	254687106	6613	209952	SH		SOLE	204197	5755
Ebay Inc                     	Com	278642103	5696	290512	SH		SOLE	282038	8474
Franklin Resources Inc       	Com	354613101	5514	63984	SH		SOLE	62394	1590
Gannett Co Inc Del           	Com	364730101	940	69868	SH		SOLE	67226	2642
Goldman Sachs Group Inc      	Com	38141G104 	2784	21210	SH		SOLE	20545	665
Home Depot Inc               	Com	437076102	4958	176645	SH		SOLE	171857	4788
Johnson & Johnson            	Com	478160104	3812	64558	SH		SOLE	62786	1772
Legg Mason Inc               	Com	524901105	1344	47965	SH		SOLE	46135	1830
Mc Donalds Corp              	Com	580135101	3741	56803	SH		SOLE	55216	1587
Merck & Co Inc               	Com	58933y105 	7957	227543	SH		SOLE	221437	6106
Microsoft Corp               	Com	594918104	6741	292978	SH		SOLE	285031	7947
Montgomery St Income Sec     	Com	614115103	1273	81167	SH		SOLE	80252	915
Mylan Laboratories Inc       	Com	628530107	1480	86897	SH		SOLE	83514	3383
Nordstrom Inc                	Com	655664100	4612	143302	SH		SOLE	139077	4225
Paccar Inc                   	Com	693718108	3780	94816	SH		SOLE	91813	3003
Pfizer Incorporated          	Com	717081103	4514	316616	SH		SOLE	306869	9747
Rivus Bond Fund              	Com	769667106	1264	72245	SH		SOLE	72245	0
Starbucks Corp               	Com	855244109	7591	312423	SH		SOLE	303893	8530
Verizon Communications       	Com	92343V104 	1471	52503	SH		SOLE	50617	1886
Walgreen Company             	Com	931422109	3266	122327	SH		SOLE	118477	3850
Wal-Mart Stores Inc          	Com	931142103	5442	113228	SH		SOLE	110042	3186
Wells Fargo & Co New         	Com	949746101	3708	144862	SH		SOLE	140261	4601
Wstrn Asset Intrmdt Muni     	Com	958435109	1646	171169	SH		SOLE	171169	0
							127382

